SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Derivative liabilities	$ 164,834	$ 1,617,774
Total liabilities measured at fair value	164,834	1,617,774
Level 1 [Member]
Derivative liabilities	0	0
Total liabilities measured at fair value	0	0
Level 2 [Member]
Derivative liabilities	0	0
Total liabilities measured at fair value	0	0
Level 3 [Member]
Derivative liabilities	164,834	1,617,774
Total liabilities measured at fair value	$ 164,834	$ 1,617,774